UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:       312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      4/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Floating Rate Income Fund (JFR)
April 30, 2012

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 114.8% (84.2% of Total Investments) (4)
	Airlines – 1.8% (1.3% of Total Investments)
$3,000	Delta Air Lines, Inc., Revolving Term Loan, Delayed Draw, (5)	0.750%	3/28/13	Ba2	$(50,001)
10,218	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB-	10,141,680
13,218	Total Airlines				10,091,679
	Auto Components – 2.8% (2.1% of Total Investments)
889	Autoparts Holdings, Ltd., Term Loan, Second Lien	10.500%	1/29/18	B-	863,333
10,214	Federal-Mogul Corporation, Tranche B, Term Loan	2.178%	12/29/14	Ba3	9,908,253
5,641	Federal-Mogul Corporation, Tranche C, Term Loan	2.178%	12/28/15	Ba3	5,471,690
16,744	Total Auto Components				16,243,276
	Biotechnology – 2.8% (2.1% of Total Investments)
2,909	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	2,953,016
1,333	Alkermes, Inc., Term Loan, Second Lien	9.500%	9/16/18	B	1,373,333
5,951	Grifols SA, Term Loan	4.500%	6/01/17	BB	5,972,072
5,960	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	5,826,107
16,153	Total Biotechnology				16,124,528
	Building Products – 1.5% (1.1% of Total Investments)
1,273	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	1,296,989
7,549	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	7,611,455
8,822	Total Building Products				8,908,444
	Capital Markets – 0.8% (0.6% of Total Investments)
584	BNY Convergex Group LLC, Incremental Term Loan	5.000%	12/19/16	B+	583,402
1,326	BNY Convergex Group LLC, Term Loan	5.000%	12/19/16	B+	1,324,830
2,903	Citco Group Term Loan	5.500%	6/29/18	N/R	2,888,547
4,813	Total Capital Markets				4,796,779
	Chemicals – 2.4% (1.7% of Total Investments)
204	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.000%	5/05/15	Ba3	203,066
92	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.250%	5/05/15	Ba3	91,649
2,531	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	Baa3	2,632,726
3,844	Styron S.a.r.l. Corporation,Term Loan, DD1	6.000%	8/02/17	B+	3,592,603
7,023	Univar, Inc., Term Loan	5.000%	6/30/17	B+	7,044,120
13,694	Total Chemicals				13,564,164
	Commercial Banks – 0.3% (0.2% of Total Investments)
1,985	SourceCorp First Lien Term Loan	6.625%	4/28/17	B1	1,836,125
	Commercial Services & Supplies – 1.1% (0.8% of Total Investments)
2,721	Ceridian Corporation, US Term Loan	3.239%	11/09/14	B1	2,609,869
2,399	KAR Auction Services, Inc., Term Loan	5.000%	5/19/17	BB-	2,414,846
97	ServiceMaster Company, Delayed Term Loan	2.740%	7/24/14	B+	96,468
977	ServiceMaster Company, Term Loan	2.803%	7/24/14	B+	968,731
6,194	Total Commercial Services & Supplies				6,089,914
	Communications Equipment – 3.1% (2.2% of Total Investments)
11,411	Avaya, Inc., Term Loan	3.241%	10/27/14	B1	11,219,036
2,000	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB-	2,030,626
4,305	Intelsat, Term Loan	5.250%	4/02/18	BB-	4,333,387
17,716	Total Communications Equipment				17,583,049
	Construction Materials – 0.3% (0.2% of Total Investments)
1,600	Summit Materials Companies LLC, Term Loan B	6.000%	1/23/19	BB-	1,615,000
	Consumer Finance – 0.9% (0.6% of Total Investments)
1,244	MoneyGram Payment Systems Worldwide, Inc., Term Loan B-1	4.250%	11/17/17	BB-	1,246,082
882	Peach Holdings, Inc., Term Loan	8.745%	11/21/13	B3	864,761
3,000	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B2	2,847,750
5,126	Total Consumer Finance				4,958,593
	Containers & Packaging – 3.0% (2.2% of Total Investments)
12,796	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	12,995,807
3,495	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	3,549,664
808	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	817,708
17,099	Total Containers & Packaging				17,363,179
	Distributors – 1.8% (1.3% of Total Investments)
10,000	HD Supply Inc., Term Loan B, WI/DD	TBD	TBD	B+	10,068,800
	Diversified Consumer Services – 1.6% (1.2% of Total Investments)
3,900	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/18/17	B+	3,902,727
2,298	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	2,325,461
2,970	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	2,936,124
9,168	Total Diversified Consumer Services				9,164,312
	Diversified Financial Services – 1.3% (1.0% of Total Investments)
1,514	FoxCo Acquisition Sub LLC, Term Loan	4.750%	7/14/15	BB	1,521,450
3,000	Ineos US Finance LLC, Term Loan B, WI/DD	TBD	TBD	B+	3,019,689
3,000	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	3,015,000
7,514	Total Diversified Financial Services				7,556,139
	Diversified Telecommunication Services – 2.0% (1.5% of Total Investments)
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.739%	3/06/14	BB+	2,983,593
6,800	Level 3 Financing, Inc., Term Loan	2.653%	3/13/14	Ba3	6,766,000
1,984	WideOpenWest Finance LLC, Term Loan, First Lien	2.740%	6/30/14	B1	1,976,935
11,784	Total Diversified Telecommunication Services				11,726,528
	Electric Utilities – 0.5% (0.3% of Total Investments)
4,781	TXU Corporation, 2014 Term Loan	3.741%	10/10/14	B2	2,748,492
	Electronic Equipment & Instruments – 0.8% (0.6% of Total Investments)
5,473	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	4,706,350
	Energy Equipment & Services – 0.5% (0.4% of Total Investments)
2,941	Gibson Energy ULC, Term Loan	5.750%	6/15/18	BB-	2,963,255
	Food & Staples Retailing – 3.4% (2.5% of Total Investments)
2,500	Roundy’s Supermarkets, Inc., Term Loan B, First Lien	5.750%	2/10/19	BB-	2,525,625
17,403	U.S. Foodservice, Inc., Term Loan	2.740%	7/03/14	B	17,146,043
19,903	Total Food & Staples Retailing				19,671,668
	Food Products – 1.5% (1.1% of Total Investments)
4,774	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	4,790,457
3,940	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	3,962,162
8,714	Total Food Products				8,752,619
	Health Care Equipment & Supplies – 1.9% (1.4% of Total Investments)
9,975	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	10,199,438
137	Fenwal, Inc., Delayed Term Loan	2.739%	2/28/14	B	134,030
796	Fenwal, Inc., Term Loan	2.739%	2/28/14	B	781,557
10,908	Total Health Care Equipment & Supplies				11,115,025
	Health Care Providers & Services – 11.6% (8.5% of Total Investments)
1,454	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,459,307
4,842	Community Health Systems, Inc., Term Loan	2.627%	7/25/14	BB	4,806,655
5,471	Gentiva Term Loan B	6.500%	8/17/16	B1	5,218,079
13,744	Golden Living, Term Loan	5.000%	5/04/18	B+	13,009,224
2,808	HCA, Inc., Tranche B2, Term Loan	3.720%	3/31/17	BB	2,770,080
2,993	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	2,998,126
5,955	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	5,731,688
764	LifeCare Holdings, Inc., Term Loan Add On	8.219%	2/01/16	CCC-	702,599
4,233	LifeCare, Term Loan	8.219%	2/01/16	CCC-	3,894,752
2,597	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	2,594,890
5,198	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	5,160,686
6,976	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	6,807,584
1,311	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,293,530
1,647	Sun Healthcare Group, Inc., Term Loan	8.750%	10/18/16	Ba1	1,621,967
1,611	Universal Health Services Term Loan B	3.753%	11/15/16	BB+	1,614,629
6,844	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	6,897,729
68,448	Total Health Care Providers & Services				66,581,525
	Health Care Technology – 1.4% (1.0% of Total Investments)
7,647	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	7,722,062
350	Fenwal, Inc., Term Loan, Second Lien	5.739%	8/28/14	B-	343,000
7,997	Total Health Care Technology				8,065,062
	Hotels, Restaurants & Leisure – 5.8% (4.3% of Total Investments)
4,913	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	4,943,164
75	Buffets, Inc., 1st Lien PF/LC Loan, (6)	2.233%	4/22/15	D	34,234
3,876	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.489%	1/28/18	B	3,552,821
486	Caesars Octavius LLC, Term Loan	9.250%	4/25/17	B	483,925
1,923	CCM Merger, Inc., Term Loan	6.000%	3/01/17	B+	1,923,221
5,000	Landry’s Restaraunts, Inc., Term Loan B	6.500%	4/19/18	B+	5,007,030
4,058	Orbitz Worldwide, Inc., Term Loan	3.239%	7/25/14	B+	3,961,493
319	OSI Restaurant Partners LLC, Revolver	4.112%	6/14/13	BB-	315,946
2,499	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	BB-	2,473,060
5,680	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB	5,697,410
2,000	Six Flags Theme Parks, Inc., Term Loan B	4.250%	12/20/18	BB+	2,004,844
3,000	Wendy’s/Arby’s Restaurants, Inc., Term Loan B, WI/DD	TBD	TBD	Ba2	3,019,374
33,829	Total Hotels, Restaurants & Leisure				33,416,522
	Household Products – 1.1% (0.8% of Total Investments)
5,809	Spectrum Brands, Inc., Term Loan	5.001%	6/17/16	B1	5,837,510
311	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	307,455
6,120	Total Household Products				6,144,965
	Industrial Conglomerates – 1.2% (0.9% of Total Investments)
662	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	663,527
840	Evertec, Inc., Term Loan	5.250%	9/30/16	BB-	839,517
1,921	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	1,945,011
2,500	Sequa Corporation, Term Loan B	3.723%	12/03/14	B1	2,479,168
981	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	984,996
6,904	Total Industrial Conglomerates				6,912,219
	Internet Software & Services – 3.4% (2.5% of Total Investments)
5,041	Go Daddy Operating Co., LLC, Term Loan, Tranche B1	5.500%	12/17/18	Ba3	5,060,763
748	Open Solutions, Inc., Term Loan B	2.595%	1/23/14	B+	723,694
2,464	Sabre, Inc., Extended Term Loan, First Lien	5.989%	9/30/17	B1	2,342,581
2,464	Sabre, Inc., Term Loan	2.239%	9/30/14	B1	2,376,458
3,914	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB-	3,952,681
4,904	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	4,924,058
19,535	Total Internet Software & Services				19,380,235
	IT Services – 5.2% (3.8% of Total Investments)
800	Attachmate Corporation, Second Lien Term Loan	9.500%	10/27/17	CCC+	813,000
4,875	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	4,875,000
10,060	First Data Corporation, Term Loan B-1	5.240%	3/26/17	B+	9,623,595
5,538	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	5,349,005
3,293	SRA International, Term Loan	6.500%	7/20/18	B1	3,300,090
1,810	SunGard Data Systems, Inc., Term Loan B	1.991%	2/28/14	BB	1,811,280
2,752	Virtu Financial LLC, First Lien Term Loan	7.500%	7/08/16	Ba1	2,752,296
1,385	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	1,375,961
30,513	Total IT Services				29,900,227
	Leisure Equipment & Products – 1.9% (1.4% of Total Investments)
6,966	Academy, Ltd., Term Loan	6.000%	8/03/18	B	7,044,764
2,590	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	2,605,973
1,460	Eastman Kodak Co., DIP Term Loan	8.500%	7/20/13	B1	1,489,236
11,016	Total Leisure Equipment & Products				11,139,973
	Machinery – 1.0% (0.7% of Total Investments)
2,244	ColFax Corporation, Term Loan B	4.500%	1/13/19	BB+	2,254,376
3,192	Rexnord Corporation, Replacement Term Loan	5.000%	4/01/18	BB	3,225,956
5,436	Total Machinery				5,480,332
	Media – 9.9% (7.3% of Total Investments)
2,847	Atlantic Broadband Finance LLC, Term Loan B	5.250%	4/04/19	Ba3	2,869,539
1,700	Atlantic Broadband Finance LLC, Term Loan, Second Lien	9.750%	10/04/19	B-	1,702,125
4,975	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.740%	7/09/17	B+	4,391,806
4,000	Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	3,963,000
5,533	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	5,593,729
5,000	Cumulus Media, Inc., Term Loan	7.500%	3/18/19	B2	5,095,375
1,583	Gray Television, Inc., Term Loan B	3.750%	12/31/14	B+	1,577,631
2,171	Interactive Data Corporation, Term Loan B	4.500%	2/11/18	Ba3	2,179,829
4,002	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B	3,961,953
2,469	SuperMedia, Term Loan	11.000%	12/31/15	Caa3	1,392,012
2,888	Tribune Company, Term Loan B, (6)	0.000%	6/04/14	Ca	1,998,580
22,494	Univision Communications, Inc., Term Loan	4.489%	3/31/17	B+	21,038,507
4,729	Yell Group PLC, Term Loan	3.989%	7/31/14	CCC+	1,506,652
64,391	Total Media				57,270,738
	Multiline Retail – 1.2% (0.9% of Total Investments)
2,199	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	2,208,458
1,871	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	1,878,351
3,000	Neiman Marcus Group, Inc., Term Loan	4.750%	5/16/18	BB-	3,006,876
7,070	Total Multiline Retail				7,093,685
	Oil, Gas & Consumable Fuels – 5.0% (3.7% of Total Investments)
948	Alon USA Energy, Inc., Edgington Facility	2.489%	8/05/13	B+	923,111
7,584	Alon USA Energy, Inc., Paramount Facility	2.489%	8/05/13	B+	7,384,754
1,820	Brand Energy & Infrastructure Services, Inc., Term Loan B	2.501%	2/07/14	B	1,668,698
997	CCS Income Trust, Delayed Term Loan	3.239%	11/14/14	B	975,000
2,880	CCS Income Trust, Term Loan	3.239%	11/14/14	B	2,814,906
2,000	Crestwood Holdings LLC, Term Loan B	9.750%	3/26/18	CCC+	2,037,500
2,500	El Paso Corporation, Term Loan, WI/DD	TBD	TBD	BB-	2,530,325
8,250	Energy Transfer Partners LP, Term Loan B	3.750%	3/23/17	Ba1	8,164,554
2,302	Western Refining, Inc., Term Loan	7.500%	3/15/17	B+	2,338,972
29,281	Total Oil, Gas & Consumable Fuels				28,837,820
	Paper & Forest Products – 1.5% (1.1% of Total Investments)
4,552	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	Caa1	4,666,202
4,608	Wilton Products, Term Loan	3.490%	8/01/14	N/R	4,239,408
9,160	Total Paper & Forest Products				8,905,610
	Personal Products – 0.8% (0.6% of Total Investments)
1,104	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	1,107,377
1,465	Prestige Brands, Inc., Term Loan 1	5.262%	1/27/19	BB-	1,476,636
1,930	Revlon Consumer Products Corporation, Term Loan	4.750%	11/19/17	BB-	1,933,781
4,499	Total Personal Products				4,517,794
	Pharmaceuticals – 4.3% (3.1% of Total Investments)
2,710	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	2,715,491
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	168,750
172	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	156,585
5,985	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB-	6,055,449
6,352	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	6,377,808
4,208	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	4,225,159
2,104	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	2,112,579
2,893	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	2,904,796
30,049	Total Pharmaceuticals				24,716,617
	Professional Services – 0.0% (0.0% of Total Investments)
629	Vertrue Inc., Term Loan, (6)	7.250%	8/16/14	D	194,935
	Real Estate Investment Trust – 2.2% (1.6% of Total Investments)
2,465	iStar Financial, Inc., Term Loan A2	5.250%	3/19/16	B1	2,449,790
6,300	iStar Financial, Inc., Term Loan, Tranche A1	5.000%	6/28/13	BB-	6,302,753
1,593	Walter Investment Management Corporation, Second Lien Term Loan	7.750%	6/30/16	B+	1,660,181
2,498	Walter Investment Management Corporation, Term Loan, Second Lien	12.500%	12/30/16	B-	2,516,231
12,856	Total Real Estate Investment Trust				12,928,955
	Real Estate Management & Development – 3.5% (2.5% of Total Investments)
13,068	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	13,030,191
3,364	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	3,384,523
4,131	Realogy Corporation, Delayed Term Loan	4.770%	10/10/16	B1	3,851,093
20,563	Total Real Estate Management & Development				20,265,807
	Road & Rail – 1.3% (1.0% of Total Investments)
7,685	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/15/17	BB	7,766,230
	Semiconductors & Equipment – 2.7% (2.0% of Total Investments)
7,565	Freescale Semiconductor, Inc., Term Loan, Tranche B1	4.491%	12/01/16	B1	7,435,189
5,935	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	5,875,687
896	NXP Semiconductor LLC, Tranche A2, Term Loan	5.500%	3/03/17	B+	902,776
1,567	Spansion LLC, Term Loan	4.750%	2/09/15	BB+	1,541,115
15,963	Total Semiconductors & Equipment				15,754,767
	Software – 6.5% (4.8% of Total Investments)
6,531	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	6,501,859
3,610	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	3,673,682
4,207	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	5.663%	7/31/17	B-	4,133,363
8,500	IPC Systems, Inc., Term Loan, Second Lien	5.518%	6/01/15	CCC	7,304,586
15,500	Lawson Software Inc., Term Loan B	6.250%	3/30/18	Baa3	15,722,812
38,348	Total Software				37,336,302
	Specialty Retail – 4.2% (3.1% of Total Investments)
475	Claire’s Stores, Inc., Term Loan B	3.057%	5/29/14	B	452,969
2,975	J Crew Group, Term Loan	4.750%	3/07/18	B1	2,952,651
4,605	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	4,604,657
2,618	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	2,656,079
1,782	Michaels Stores, Inc., Term Loan B1	2.750%	10/31/13	BB-	1,786,341
2,205	Petco Animal Supplies, Inc., Term Loan	4.500%	11/24/17	B1	2,210,743
3,494	Toys “R” Us - Delaware, Inc., Term Loan	5.250%	5/17/18	B+	3,433,335
6,116	Toys “R” Us - Delaware, Inc., Term Loan	6.000%	9/01/16	B+	6,110,426
24,270	Total Specialty Retail				24,207,201
	Wireless Telecommunication Services – 3.0% (2.2% of Total Investments)
10,051	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	Ba1	10,082,695
8,819	Clear Channel Communications, Inc., Tranche B, Term Loan	3.889%	1/29/16	CCC+	7,117,990
18,870	Total Wireless Telecommunication Services				17,200,685
$ 687,782	Total Variable Rate Senior Loan Interests (cost $660,419,234)				661,666,124

Shares	Description (1)				Value
	Common Stocks – 2.5% (1.9% of Total Investments)
	Building Products – 1.5% (1.1% of Total Investments)
301,905	Masonite Worldwide Holdings, (7), (12)				$ 8,679,769
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (7), (12)				525,512
	Media – 0.9% (0.7% of Total Investments)
203,449	Metro-Goldwyn-Mayer, (7), (12)				5,505,839
	Total Common Stocks (cost $27,865,507)				14,711,120

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.2% (0.1% of Total Investments)
	Communications Equipment – 0.2% (0.1% of Total Investments)
$ 1,000	Nortel Networks Corp., (6)	2.125%	4/15/14	D	$ 997,500
$ 1,000	Total Convertible Bonds (cost $867,500)				997,500

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 10.1% (7.4% of Total Investments)
	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)
$ 1,000	Ceridian Corporation	11.250%	11/15/15	CCC	$ 952,500
	Communications Equipment – 1.1% (0.8% of Total Investments)
2,750	Avaya Inc.	9.750%	11/01/15	CCC+	$ 2,725,938
850	Nortel Networks Corp., (6)	1.750%	4/15/14	N/R	847,875
2,000	Nortel Networks Limited, (6)	0.000%	7/15/13	N/R	2,130,000
650	Nortel Networks Limited, (6)	10.750%	7/15/16	N/R	745,875
6,250	Total Communications Equipment				6,449,688
	Distributors – 0.4% (0.3% of Total Investments)
2,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	2,147,500
	Diversified Telecommunication Services – 0.7% (0.5% of Total Investments)
750	IntelSat Bermuda Limited, 144A	11.500%	2/15/17	CCC+	774,375
750	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	781,875
2,500	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	2,593,750
4,000	Total Diversified Telecommunication Services				4,150,000
	Health Care Equipment & Supplies – 0.9% (0.7% of Total Investments)
2,450	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,526,563
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,687,500
4,950	Total Health Care Equipment & Supplies				5,214,063
	Health Care Providers & Services – 1.6% (1.1% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	1,980,000
3,750	HCA Inc., (11)	8.500%	4/15/19	BB+	4,207,031
1,293	Select Medical Corporation	7.625%	2/01/15	B-	1,305,930
1,000	Select Medical Corporation	6.267%	9/15/15	B-	947,500
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	509,375
8,543	Total Health Care Providers & Services				8,949,836
	Household Products – 0.5% (0.4% of Total Investments)
2,750	Sprectum Brands Inc.	9.500%	6/15/18	BB-	3,114,374
	IT Services – 0.7% (0.6% of Total Investments)
3,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	3,067,500
1,228	First Data Corporation	10.550%	9/24/15	B-	1,249,783
4,228	Total IT Services				4,317,283
	Machinery – 0.2% (0.1% of Total Investments)
1,025	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,009,625
	Media – 1.6% (1.1% of Total Investments)
5,500	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	4,846,875
2,250	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	1,659,375
3,700	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	2,035,000
400	WMG Acquisition Group	11.500%	10/01/18	B3	436,000
11,850	Total Media				8,977,250
	Paper & Forest Products – 0.3% (0.3% of Total Investments)
2,000	Verso Paper Holdings LLC	4.216%	8/01/14	B	1,870,000
	Pharmaceuticals – 0.5% (0.4% of Total Investments)
1,023	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	982,080
1,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	1,013,750
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	997,500
3,023	Total Pharmaceuticals				2,993,330
	Road & Rail – 0.7% (0.5% of Total Investments)
2,000	Avis Budget Car Rental	2.957%	5/15/14	B+	1,970,000
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B+	2,185,000
4,000	Total Road & Rail				4,155,000
	Software – 0.7% (0.5% of Total Investments)
1,700	Lawson Software Inc., 144A	11.500%	7/15/18	B-	1,904,000
1,875	Lawson Software Inc., 144A	9.375%	4/01/19	B-	1,959,375
3,575	Total Software				3,863,375
$ 59,194	Total Corporate Bonds (cost $54,378,511)				58,163,824

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 2.3% (1.7% of Total Investments)
$ 1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	5.236%	1/15/23	BB	$ 1,186,164
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.970%	11/22/22	BB	1,312,785
3,000	LCM Limited Partnership, Collateralized Loan Obligations, 144A	6.428%	4/15/22	BB	2,515,293
1,800	LCM Limited Partnership, Collateralized Loan Obligations, 144A	5.277%	4/15/22	BBB	1,619,278
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	6.117%	4/22/22	BB	1,224,302
1,000	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.117%	4/22/22	BBB	868,541
2,500	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	6.970%	12/15/22	BB	2,294,253
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A, WI/DD	5.970%	5/24/23	BB	2,587,500
$ 15,800	Total Asset-Backed Securities (cost $13,294,820)				13,608,116

Shares	Description (1)				Value
	Investment Companies – 2.2% (1.6% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund				$ 5,747,105
963,820	Eaton Vance Senior Income Trust				6,823,846
	Total Investment Companies (cost $11,947,776)				12,570,951

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 4.2% (3.1% of Total Investments)
$ 24,151	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/12, repurchase price $24,150,988, collateralized by $16,550,000 U.S. Treasury Bonds, 6.125%, due 11/15/27, value $24,638,813	0.010%	5/01/12		$ 24,150,981
	Total Short-Term Investments (cost $24,150,981)				24,150,981
	Total Investments (cost $792,924,329) – 136.3%				785,868,616
	Borrowings – (36.3)% (8), (9)				(209,500,000)
	Other Assets Less Liabilities – (0.5)% (10)				165,561
	Net Assets Applicable to Common Shares – 100%				$ 576,534,177

Investments in Derivatives at April 30, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation)
Goldman Sachs	$49,435,000	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$ (924,239)
Morgan Stanley	49,435,000	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(2,896,877)
							$(3,821,116)

*Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests		$–	$661,666,124	$–	$661,666,124
Common Stocks*		–	14,711,120	–	14,711,120
Convertible Bonds		–	997,500	–	997,500
Corporate Bonds		–	58,163,824	–	58,163,824
Asset-Backed Securities		–	13,608,116	–	13,608,116
Investment Companies		12,570,951	–	–	12,570,951
Short-Term Investments:
Repurchase Agreements		–	24,150,981	–	24,150,981
Derivatives:
Interest Rate Swaps**		–	(3,821,116)	–	(3,821,116)
Total		$12,570,951	$769,476,549	$–	$782,047,500
* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps, net	$—	Unrealized depreciation on interest rate swaps, net	$3,821,116

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments (excluding investments in derivatives) was $793,633,868.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at April 30, 2012, were as follows:
Gross unrealized:
Appreciation					$ 24,410,090
Depreciation					(32,175,342)
Net unrealized appreciation (depreciation) of investments					$ (7,765,252)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)

Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at April 30, 2012. Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at April 30, 2012.

(6)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	Borrowings as a percentage of Total Investments is 26.7%.
(9)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(10)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at April 30,2012.
(11)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.
(12)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyer.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.               The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  June 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  June 29, 2012